COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 12:-    COMMITMENTS AND CONTINGENT LIABILITIES

a.    Pledges:

The Company has pledged bank deposits in the amount of $700, in connection with an office lease agreement.

b.    Legal contingencies:

As of December 31, 2023, the Company is not involved in any claims or legal proceedings which require accrual of liability for the estimated loss.